BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2023	2024
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	157	53
Property loan (secured)	Within 27 years	4.82%	416	407
Total:			573	460

Representing: -
Within 12 months			113	62
Between 2 - 3 years			72	20
Over 3 - 5 years			21	22
Over 5 years			367	356
			573	460